OTHER LIABILITIES (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Platform Operator, Crypto Asset [Line Items]
Total	R$ 1,128,213	R$ 1,130,897
Current	111,061	124,039
Non-current	1,017,152	1,006,858
Lease liabilities
Platform Operator, Crypto Asset [Line Items]
Total	824,684	802,882
Accounts payable
Platform Operator, Crypto Asset [Line Items]
Total	227,672	252,534
Others
Platform Operator, Crypto Asset [Line Items]
Total	R$ 75,857	R$ 75,481